CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ 1,680,417	$ (20,449)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Payment of operation costs through promissory note		20,449
Interest earned on marketable securities held in Trust Account	(2,491,718)
Changes in operating assets and liabilities:
Prepaid expenses	2,836
Long term prepaid insurance	28,076
Accrued expenses	552,436
Net cash used in operating activities	(227,953)
Net Change in Cash	(227,953)
Cash - Beginning of period	624,163
Cash - End of period	396,210
Non-Cash investing and financing activities:
Remeasurement of Class A ordinary shares to redemption value	$ 2,491,718
Deferred costs included in accrued offering costs		273,763
Deferred offering costs paid through promissory note - related party		165,299
Deferred offering costs applied to prepaid expense		$ 3,202